Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Other Intangible Assets

	Computer software £m	Licences, patents, amortised brands etc. £m	Indefinite life brands £m	Total £m

Cost at 1 January 2021	2,403	20,822	18,613	41,838

Exchange adjustments	(15)	(207)	65	(157)

Capitalised development costs	–	346	–	346

Other additions	184	1,410	–	1,594

Disposals and asset write-offs	(221)	(935)	–	(1,156)

Transfer to assets held for sale/distribution	(1)	(6)	(43)	(50)

Reclassifications	74	9	(9)	74

Cost at 31 December 2021	2,424	21,439	18,626	42,489

Exchange adjustments	63	934	1,112	2,109

Capitalised development costs	–	317	–	317

Additions through business combinations	–	2,964	–	2,964

Other additions	149	626	–	775

Disposals and asset write-offs	(203)	(33)	–	(236)

Transfer to assets held for sale/distribution	(513)	(496)	(19,772)	(20,781)

Reclassifications	39	(34)	34	39

Cost at 31 December 2022	1,959	25,717	–	27,676

Amortisation at 1 January 2021	(1,322)	(7,932)	–	(9,254)

Exchange adjustments	13	52	–	65

Charge for the year	(225)	(956)	–	(1,181)

Disposals and asset write-offs	165	572	–	737

Transfer to assets held for sale	–	2	–	2

Amortisation at 31 December 2021	(1,369)	(8,262)	–	(9,631)

Exchange adjustments	(33)	(307)	–	(340)

Charge for the year	(204)	(931)	–	(1,135)

Disposals and asset write-offs	129	19	–	148

Transfer to assets held for sale/distribution	254	300	–	554

Amortisation at 31 December 2022	(1,223)	(9,181)	–	(10,404)

Impairment at 1 January 2021	(28)	(2,487)	(245)	(2,760)

Exchange adjustments	–	5	–	5

Impairment losses	(93)	(362)	–	(455)

Reversal of impairments	–	2	37	39

Disposals and asset write-offs	30	362	–	392

Impairment at 31 December 2021	(91)	(2,480)	(208)	(2,779)

Exchange adjustments	(2)	(138)	(1)	(141)

Impairment losses	(72)	(313)	(17)	(402)

Transfer to assets held for sale/distribution	10	34	226	270

Reversal of impairments	1	17	–	18

Disposals and asset write-offs	73	7	–	80

Impairment at 31 December 2022	(81)	(2,873)	–	(2,954)

Total amortisation and impairment at 31 December 2021	(1,460)	(10,742)	(208)	(12,410)

Total amortisation and impairment at 31 December 2022	(1,304)	(12,054)	–	(13,358)

Net book value at 1 January 2021	1,053	10,403	18,368	29,824

Net book value at 31 December 2021	964	10,697	18,418	30,079

Net book value at 31 December 2022	655	13,663	–	14,318

Schedule of Amortisation and Impairment Losses, Net of Reversals
Amortisation and impairment losses, net of reversals, have been charged in the income statement as follows:

		Amortisation	Net impairment losses

	2022 £m	2021 (a) £m	2022 £m	2021 (a) £m

Cost of sales	663	750	2	–

Selling, general and administration	116	126	66	65

Research and development	307	212	299	373
	1,086	1,088	367	438

(a)	The 2021 comparatives have been restated on a consistent basis from those previously published to reflect the demerger of the Consumer Healthcare business (see Note 41).

Summary of Book Values of Largest Individual Items	The book values of the largest individual items are as follows:

	2022 £m	2021 £m

Tesaro Assets	2,858	2,677

Meningitis portfolio	1,855	1,889

Momelotinib	1,499	–

Affinivax Assets	1,473	–

Dolutegravir	1,150	1,093

Benlysta	541	644

Alector Assets	509	509

iTeos Assets	443	444

Shingrix	288	268

Okairos	202	191

BMS Assets	196	219

Spero	163	–

Vir Assets	159	212

Fluarix/FluLaval	147	180

Stiefel trade name	142	151

CureVac Assets	106	164

Lamisil (a)	–	259

Others	1,932	1,797

	13,663	10,697

(a)	Disposed of as part of the Consumer Healthcare demerger (Note 41).